STARBOARD INVESTMENT TRUST
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
252-972-9922

February 9, 2011

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:Starboard Investment Trust (File Nos. 333-159484 and 811-22298), on behalf of the FMX Growth Allocation Fund and FMX Total Return Fund, each a series of the Trust

Ladies and Gentlemen:

At the request of Mr. Kevin C. Rupert, this letter is being submitted with Post-Effective Amendment No. 33 to the Trust’s registration statement on Form N-1A.  This letter responds to oral comments received from Mr. Rupert on January 27, 2011 in connection with the review of Post-Effective Amendment No. 28 filed electronically November 19, 2010 and Post-Effective Amendment No. 32 filed electronically January 7, 2011.  These comments address the prospectus and statement of additional information for the FMX Growth Allocation Fund and FMX Total Return Fund.  Set forth below is a summary of Mr. Rupert’s comments and the Trust’s responses.

1.
Comment:  In the prospectus’s summary section for the FMX Growth Allocation Fund, the ratio noted for the Advisor Class Shares on the “Fee Waiver and/or Expense Limitation” line of the “Annual Fund Operating Expenses” table should be revised.

Response:  The “Fee Waiver and/or Expense Limitation” line of the “Annual Fund Operating Expenses” table will be revised as requested in the prospectus filed with Post-Effective Amendment No. 33.

2.
Comment:  With respect to the footnote to the “Annual Fund Operating Expenses” table in the prospectus’s summary section for the FMX Growth Allocation Fund, the following sentence should be removed from the footnote and included in the disclosure required by Item 9 of Form N-1A: “As the Fund’s asset size increases, the annual rate gradually decreases to 0.175% if the average daily net assets are greater than $370 million.”

Response:  The footnote to the “Annual Fund Operating Expenses” table will be revised as requested in the prospectus filed with Post-Effective Amendment No. 33.

3.
Comment:  With respect to the footnote to the “Annual Fund Operating Expenses” table in the prospectus’s summary section for the FMX Growth Allocation Fund, the disclosure regarding the operating plan should be revised to clarify that the investment advisor has agreed to assume certain expenses of the administrator to the extent the fund operating expenses exceed 1.45% of average daily net assets.

Response:  The footnote to the “Annual Fund Operating Expenses” table will be revised as requested in the prospectus filed with Post-Effective Amendment No. 33.

4.
Comment:   In light of the fact that the advisory fee for the FMX Growth Allocation Fund increases with the fund’s asset size from a minimum annual rate of 0.00% on average daily net assets under $11 million to a maximum annual rate of 0.95% on average daily net assets of $39 million or more, confirm that when the Board of Trustees considers approval of the advisory agreement in the future, it will evaluate the extent to which economies of scale are realized as the fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the fund’s investors.

Response:  Upon renewal of the advisory agreement, the Board of Trustees will evaluate the extent to which economies of scale are realized as the fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the fund’s investors.  While it was previously determined that breakpoints in the maximum advisory fee are not necessary at this time, if the fund should begin experiencing economies of scale then the Board of Trustees will consider whether breakpoints should be added to the fee.  The Board of Trustees approved the existing fee structure after finding that (i) it reflects a commitment by the fund’s investment advisor to reduce its compensation at lower asset levels so as to limit expenses until the fund reaches a viable size, and (ii) the fund’s investors would benefit from economies of scale under agreements with service providers other than the investment advisor, especially the agreement with the fund administrator which has a major bearing on the fund’s expense ratios and utilizes breakpoints in its fee schedule.

5.
Comment:  In the prospectus’s summary section for the FMX Growth Allocation Fund, make sure the fund’s performance information for the calendar year ended December 31, 2010 is included in the disclosure required by Item 4(b)(2) of Form N-1A.

Response:  The fund’s performance information for the calendar year ended December 31, 2010 will be included in the prospectus filed with Post-Effective Amendment No. 33.

6.	Comment: The comments noted above with respect to the FMX Growth Allocation Fund also apply to the FMX Total Return Fund.

Response:  The responses noted above for the FMX Growth Allocation Fund shall also be carried out with respect to the FMX Total Return Fund.

7.
Comment:  In the section of the prospectus entitled “Purchasing Shares – Important Information about Procedures for Opening a New Account,” elaborate on the funds’ policy of restricting redemptions until an investor’s identity is verified.

Response:  The funds’ anti-money laundering program does not presently provide for the restriction of redemptions while an investor’s identity is being verified.  The disclosure in the section of the prospectus entitled “Purchasing Shares – Important Information about Procedures for Opening a New Account” will be revised accordingly in the prospectus filed with Post-Effective Amendment No. 33.

8.
Comment:  The consent of the independent public accountants cited in response to Item 28(j) of Form N-1A cannot be incorporated by reference to a previously filed amendment to the Trust’s registration statement.

Response:  The consent of the independent public accountants will be filed as an exhibit with Post-Effective Amendment No. 33.

9.	Comment: Item 28(k) of Form N-1A does not require a reference to the funds’ balance sheets dated August 11, 2009.

Response:  The response provided for Item 28(k) of Form N-1A will note that the item is not applicable for Post-Effective Amendment No. 33.

Notwithstanding the comments received from the staff of the Securities and Exchange Commission, the Trust acknowledges that:

1.
Should the Securities and Exchange Commission or its staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Securities and Exchange Commission from taking any action with respect to the filing;

2.
The action of the Securities and Exchange Commission or its staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.	The Trust may not assert this action as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

We are also requesting acceleration of the effectiveness of Post-Effective Amendment No. 33 to the Trust’s registration statement to February 15, 2010 or as soon as practicable thereafter.

If you have any questions or comments, please contact the undersigned at (252) 972-9922, extension 249.  Thank you for your consideration.

Sincerely,

Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick

Secretary

cc:	Kevin C. Rupert
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Tanya L. Goins
Malik Law Group LLC
191 Peachtree Street
Suite 3300
Atlanta, GA 30303